Organization, Description of Business and Going Concern	6 Months Ended
Jun. 30, 2025
Organization, Description of Business and Going Concern [Abstract]
Organization, Description of Business and Going Concern

Note 1. Organization, Description of Business and Going Concern

Webuy Global Ltd (“Webuy”) was incorporated on August 29, 2022 in the Cayman Islands as a company limited by shares.

Webuy Global Ltd and subsidiaries (the “Company”) is an emerging Southeast Asian (“SEA”) community-oriented e-Commerce retailor (“Community E-Commerce Retailor”) with a focus on grocery and travel. Community e-commerce is a deepened extension form of e-commerce, where social media users with mutual interest and like-minded behavior are connected, forming a community group within a network through online medium. The Company’s mission is to make social shopping a new lifestyle for consumers and to empower consumers’ purchases with an efficient cost-saving purchasing model.

Since May 2022, the Company has successfully expanded into the travel sector by introducing group tours, cruises, and free-and-easy travel packages tailored to post-pandemic demand, leveraging our existing community networks. In December 2024, we launched Micky1.0, our proprietary AI-powered travel assistant on WhatsApp, offering real-time multilingual recommendations, quotes, and itinerary planning, further enhancing the digital travel experience. In October 2023, we officially launched our Online-to-Offline (“O2O”) business model via a franchise system, combining digital engagement with physical storefronts under the Juci Jus and Buah Kita brands. These outlets offer fresh juices, fruit coffee, and curated snacks. The Company also introduced premium fruit gift series Golden 1 and the Sing Select gifting line, alongside new verticals such as NMN healthcare products, and an insurance referral program—further reinforcing our transformation into a lifestyle-driven community commerce platform.

Share Swap Agreement

On August 29, 2022, the Company closed a share swap agreement (the “Share Swap”) between New Retail International Pte Ltd. (“New Retail”), which is a private company with limited liability under Singapore law and its shareholders. Under the Share Swap, the Company acquired 100% of the issued shares of New Retail (being 16,644 shares comprising (a) 8,202 ordinary shares denominated in SGD, (b) 3,440 preference shares denominated in SGD, and (c) 5,002 preference shares denominated in USD in exchange for the allotment and issuance of 16,644 ordinary shares of Webuy. Following the Share Swap, New Retail became a wholly owned subsidiary of the Company and the former shareholders, holders of warrants, convertible notes, and simple agreements for future equity of New Retail held 100% of the equity interests of the Company prior to the Company’s planned initial public offering. As a result of the share forward split, the effective number of ordinary shares of Webuy became 43,274,400.

Reorganization

The Share Swap between Webuy and New Retail is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Share Swap, which required retrospective combination of Webuy and New Retail for all periods presented.

Corporate Structure

Details of the Company and subsidiaries as of June 30, 2025 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	-	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Bear Bear Pte Ltd	November 2, 2021	100%	Singapore	December 31	Dormant
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2024	100%	Indonesia	December 31	Offline Retail business for “Buah Kita” brand
PT Webuy Travel Indonesia	October 23, 2024	70%	Indonesia	December 31	Sale of packaged-tour
Webuy Advisory Pte Ltd	February 2, 2025	100%	Singapore	December 31	Management consultancy services
PT Travel With Webuy	September 23, 2024	99%	Indonesia	December 31	Sale of packaged-tour
PT Webuy Prime Indonesia	October 16, 2024	99%	Indonesia	December 31	Wholesale fruit trade

Going concern

As of June 30, 2025, the Company’s operating losses raise substantial doubt about the Company’s ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

●	Management expects to see improved cash flows including liquidity and borrowings from future fund-raising activities. The Company’s principal uses of cash have been, and management expects will continue to be, for working capital to support a reasonable increase in our scale of operations as well as for business expansion investments.

No assurance can be provided that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.